Note 2 - New Accounting Pronouncements (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Tax Cuts and Jobs Act, Reclassification from AOCI to Retained Earnings, Tax Effect	$ (24,000)